Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Major Components of Income Tax Expense
The major components of income tax were as follows:

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$16,251,844	$10,117,252	$9,812,221	$299,244
Income tax on unappropriated earnings	844,855	(3,449,958)	250,421	7,637
Changes in estimate for prior years	(211,631)	(67,074)	(453,274)	(13,823)

	16,885,068	6,600,220	9,609,368	293,058

Deferred income tax
In respect of the current year	185,726	(1,352,999)	(1,568,365)	(47,831)
Changes in tax rates	(4,425)	2,763	(25,229)	(769)
Changes in estimate for prior years	2,481	35,465	(60,902)	(1,857)
Effect of foreign currency exchange differences	76,684	18,514	(38,409)	(1,172)

	260,466	(1,296,257)	(1,692,905)	(51,629)

Income tax expense recognized in profit or loss	$17,145,534	$5,303,963	$7,916,463	$241,429

Summary of Reconciliation of Income Tax Expense
A reconciliation of income tax expense calculated at the statutory rates and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$81,763,628	$42,611,823	$41,733,373	$1,272,747

Income tax expense calculated at the statutory rates	$35,906,719	$18,763,311	$18,877,355	$575,704
Nontaxable expense (income) in determining taxable income	(177,734)	1,132,092	668,184	20,378
Tax-exempt income	(14,789,999)	(7,369,986)	(7,727,576)	(235,669)

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Additional income tax on unappropriated earnings	$844,855	$(3,449,958)	$250,421	$7,637
Income tax credits	(2,514,002)	(1,921,721)	(2,250,870)	(68,645)
The origination and reversal of temporary differences	1,304,931	69,767	(251,896)	(7,682)
Income tax adjustments on prior years	(209,150)	(31,609)	(514,176)	(15,681)
Unrecognized deferred tax liability for temporary differences associated with investments	(3,523,716)	(2,557,436)	(1,996,092)	(60,875)
Unrecognized loss carryforwards	271,730	455,437	746,146	22,755
Withholding tax	31,900	12,433	14,843	453
Land value increment tax	-	-	19,604	598
House and land transactions income tax	-	201,633	-	-
Others	-	-	80,520	2,456

Income tax expense recognized in profit or loss	$17,145,534	$5,303,963	$7,916,463	$241,429

Summary of Income Tax Recognized in Other Comprehensive Income
b.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$(208,482)	$(2,214)	$(62,184)	$(1,896)
Unrealized gain (loss) on equity instruments at fair value through other comprehensive income	370,091	(262,404)	(22,288)	(680)
Unrealized loss on debt instruments at fair value through other comprehensive income	-	(5,792)	2,315	71

Income tax recognized in other comprehensive income	$161,609	$(270,410)	$(82,157)	$(2,505)

Summary of Current Tax Assets and Liabilities
d.	Current tax assets and liabilities

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$363,226	$548,905	$16,740

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Prepaid income tax	$512,372	$182,923	$5,579

	$875,598	$731,828	$22,319

Current tax liabilities
Income tax payable	$9,649,556	$8,888,506	$271,074

Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities
e.	Deferred tax assets and liabilities
The Group offset certain deferred tax assets and deferred tax liabilities which met the offset criteria.
The movements of deferred tax assets and deferred tax liabilities were as follows:
For the year ended December 31, 2022

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$90,977	$40,498	$-	$16,953	$148,428
Defined benefit obligation	1,188,153	(123,878)	(208,482)	6,641	862,434
FVTPL financial instruments	189,350	18,192	-	252	207,794
Others	2,870,714	718,909	-	179,881	3,769,504

	4,339,194	653,721	(208,482)	203,727	4,988,160
Loss carry-forward	638,782	(166,121)	-	22,824	495,485
Investment credits	391,034	452,656	-	14,437	858,127

	$5,369,010	$940,256	$(208,482)	$240,988	$6,341,772

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,916,744	$63,813	$-	$57,701	$6,038,258
FVTPL financial instruments	12,580	519,142	-	89	531,811
Others	1,660,873	617,767	(370,091)	106,514	2,015,063

	$7,590,197	$1,200,722	$(370,091)	$164,304	$8,585,132

For the year ended December 31, 2023
(Retrospectively Adjusted)

	Balance at January 1	Acquisitions through Business Combinations	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$148,428	$-	$110,253	$-	$7,483	$266,164
Defined benefit obligation	862,434	-	(68,968)	(4,844)	30,685	819,307
FVTPL financial instruments	207,794	-	43,792	-	304	251,890
Others	3,769,504	893	316,527	-	95,392	4,182,316

	4,988,160	893	401,604	(4,844)	133,864	5,519,677
Loss carry-forward	495,485	-	56,005	-	3,807	555,297
Investment credits	858,127	-	(522,852)	-	(14,654)	320,621

	$6,341,772	$893	$(65,243)	$(4,844)	$123,017	$6,395,595

	Balance at January 1	Acquisitions through Business Combinations	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$6,038,258	$10,410	$(902,114)	$-	$(11,093)	$5,135,461
Defined benefit obligation	-	-	27,031	(2,630)	30,233	54,634
FVTPL financial instruments	531,811	-	(487,098)	-	368	45,081
Others	2,015,063	99,535	681	268,196	84,995	2,468,470

	$8,585,132	$109,945	$(1,361,500)	$265,566	$104,503	$7,703,646

For the year ended December 31, 2024

Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences
f.	Deductible temporary differences, unused loss carryforwards and unused investment credits for which no deferred tax assets have been recognized in the consolidated balance sheets

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$1,759,044	$2,464,350	$75,156
Investment credits	77,436	-	-
Deductible temporary differences	210,897	317,282	9,676

	$2,047,377	$2,781,632	$84,832

Summary of Unused Loss Carry-forward
g.	Information about unused loss carry-forward, investment credits, tax-exemption and other tax relief
As of December 31, 2024, the unused loss carry-forward comprised:

Expiry Year	NT$	US$ (Note 4)

2025	$217,721	$6,640
2026	271,741	8,287
2027	355,338	10,837
2028	239,156	7,293
2029 and thereafter	2,125,772	64,831

	$3,209,728	$97,888

Summary of Unused Investment Credits
As of December 31, 2024, unused investment credits comprised:

Tax Credit Source	Remaining Creditable Amount		Expiry Year
	NT$	US$ (Note 4)

Purchase of machinery and equipment	$842,119	$25,682	2029 and thereafter
Others	91,209	2,782	2029 and thereafter

	$933,328	$28,464